Short-term borrowings and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Short-term borrowings and long-term borrowings
Schedule of short-term borrowings and long-term borrowings

	December 31, 2016	December 31, 2015
Short-term bank borrowings	$11,769	$103,223
Loan financing through on-line platform	67,219	56,898
Other short-term borrowings	3,068	279
Current portion of long-term borrowings	2,078	—

Total short-term borrowings and current portion of long-term borrowings	84,134	160,400
Long term bank borrowings	2,936	—
Other long-term borrowings	7,710	829
Loan financing through on-line platform	6,525	3,622

Total long-term borrowings	17,171	4,451

Less: current portion of long-term borrowings	(2,078)	—

Total long-term borrowings, excluding current portion	15,093	4,451

Total borrowings	$99,227	$164,851

Schedule of maturities of the long-term borrowings
USD
2017	2,078
2018	10,664
2019	431
2020	951
2021	363
Thereafter	2,684

$17,171